UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Tax-Exempt Fund of California

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Semi-annual report for the six months ended February 28, 2009

The Tax-Exempt Fund of California® seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–8.64%	0.23%	2.75%

The total annual fund operating expense ratio was 0.61% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 and 25 for details.

Results for other share classes can be found on page 28.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Fellow shareholders:

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The first half of The Tax-Exempt Fund of California’s 2009 fiscal year ended in February, a six-month period that encapsulated some of the most difficult and volatile times in the history of the capital markets. Questions about credit ratings, insurance and the collapse of some of the biggest market-makers in the municipal bond market led to a steep drop in both trading volume and values for most municipal bond issues. At the same time, the concern over California’s delayed state budget and the declining real estate market added more pressure to the state’s municipal bond market.

[Begin Sidebar]
Investment highlights through February 28, 2009

6-month total return
(income plus capital changes, with dividends reinvested)	−6.00%

12-month total return
(income plus capital changes, with dividends reinvested)	−1.97

Tax-exempt distribution rate for February
(reflecting 3.75% maximum sales charge)	4.41

Taxable equivalent distribution rate*
(assuming a 44.3% maximum combined state and federal tax rate)	7.92

Annualized SEC 30-day tax-exempt yield
(reflecting 3.75% maximum sales charge)	4.25

Annualized SEC 30-day taxable equivalent yield*
(assuming a 44.3% maximum combined state and federal tax rate)	7.63

*Based on 2008 federal and California tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

For current yield information, please call toll-free: 800/421-0180.
[End Sidebar]

As a result, the fund’s share price fell from $15.79 at the start of the period to $14.50 as of February 28. With income factored in, the fund posted a total return of –6.00% for the six-month period. This compared with a –6.03% return for its peer group, measured by the Lipper California Municipal Debt Funds Average, and a 0.05% return for the unmanaged Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal Bond Index), a measure of the national investment-grade tax-exempt market. Note that the Barclays index has a greater concentration of higher quality bonds than does the fund and its return does not include expenses.

The fund provided steady tax-exempt income to shareholders, paying dividends totaling approximately 33 cents a share. These dividends represented an income return of 2.13% (4.26% annualized), equivalent to a 3.82% return (7.64% annualized) from a taxable investment for shareholders in the maximum 44.3% federal and California tax bracket.

Market review

At the start of the current fiscal year, in September 2008, the municipal bond markets nationwide were already hampered by a number of factors, including municipal bond-insurer problems. Many municipal bond insurers faced capital constraints and ratings downgrades due to their exposure to taxable mortgage-related securities, which prompted questions about the value of their guarantees on municipal debt.

In the meantime, mounting losses on mortgage-backed securities and a continued housing market slump pressured the taxable bond market. The crisis deepened in September when the government took over Fannie Mae, Freddie Mac and troubled insurer AIG. This was quickly followed by the failure of investment bank Lehman Brothers, the takeover of Washington Mutual brokered by the Federal Deposit Insurance Corporation, and Bank of America’s purchase of Merrill Lynch. Takeovers of other regional banks continue.

The loss of Lehman Brothers and, earlier in the year, the investment bank Bear Stearns was a sharp blow to the municipal bond markets, as those two institutions were among the biggest market-makers and underwriters of municipal debt. Indeed, several of the largest market-makers in municipal bonds have either exited the market or cut back their activities significantly.

The bond markets’ troubles spread to the equity markets in October, prompting steep declines that eventually encompassed much of the global marketplace, sending stocks, bonds and commodities sharply lower. Only government bonds managed gains, with investors moving to the perceived safety of U.S. Treasuries, leaving tax-exempt bond yields higher than those of Treasuries. That, in turn, prompted more forced selling as hedge funds and other investors who had bet against Treasuries lost money. In the midst of this, consumers intensified their retrenchment, sending consumer spending down, while companies began to slash jobs. The economy moved deeper into recession.

As you’re likely aware, California’s fiscal structure leaves it particularly vulnerable to economic weakness. State government was already mired in a costly, protracted battle over its budget, which is particularly reliant upon personal income tax payments.

Since October, the federal government has moved dramatically to help both the capital markets and the economy. Congress passed the Emergency Economic Stabilization Act and other measures to attempt to stimulate the economy. The Federal Reserve injected billions into the marketplace to help increase liquidity, and also slashed its federal funds rate in mid-December to a range of 0% to 0.25%, a historic low.

From mid-December through mid-February, the municipal bond markets, which had been struggling due to lack of investor interest, began to pick up slightly, with high-quality, short- and intermediate-term bonds first to experience some renewed demand. This positive move was led by retail investors interested in the attractive yields available among even the best-rated municipal offerings. Yet by the end of the six-month period, with rates at very low absolute levels, this rally paused, prompting bond values to weaken again.

The fund’s response

The managers of The Tax-Exempt Fund of California have always relied on in-depth research, not just credit agencies’ bond ratings, when making investment decisions; the depth and breadth of research into municipal bonds and their issuers has always been a hallmark of the fund. Thus, the fund invested, and continues to invest, in what we believe are high-quality municipal bonds. The loss of AAA ratings due to the bond insurers’ problems has caused some of our holdings to be rated more appropriately, based on the strength of the issuers’ underlying credit.

The fund’s managers also sought out bond offerings that would see a minimal impact from the state’s budget issues and the overall economic declines, favoring water and sewer projects and utilities over housing and other real estate-related bond sectors that may see additional impacts from state budget cuts and the declining economy.

Going forward

While the new administration and the Federal Reserve have launched numerous efforts to aid the economy, it’s likely the current recession will continue and risk premiums will stay at the current, wider-than-usual basis.

As we stated six months ago, the three portfolio counselors who manage The Tax-Exempt Fund of California have a great deal of experience with market cycles. We continue to take a long-term perspective on all our holdings and, as always, we encourage you to do the same.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Abner D. Goldstine

Abner D. Goldstine
President

April 14, 2009

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of March 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 4.31%. (For investors in the 44.3% tax bracket, this is equivalent to a taxable yield of 7.73%.) The fund’s distribution rate for Class A shares as of that date was 4.44%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
[End Sidebar]

Tax-exempt yields vs. taxable yields

Find your estimated 2008 taxable income below to determine your combined federal and California tax rate,1 then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 4.41%2 tax-exempt distribution rate at February 28. For example, investors with a taxable income of $150,000 would need a taxable distribution rate of 7.03% to match the fund’s distribution rate.

If your taxable income is …
Single	Joint	… then your combined federal and California tax rate is …		The fund’s tax-exempt distribution rate of 4.41% is equivalent to a taxable rate of …

$0 – 7,168	$0 – 14,336	11.0%		4.96%
7,169 – 8,025	14,337 – 16,050	12.0		5.01
8,026 – 16,994	16,051 – 33,988	17.0		5.31
16,995 – 26,821	33,989 – 53,642	19.0		5.44
26,822 – 32,550	53,643 – 65,100	21.0		5.58
32,551 – 37,233	65,101 – 74,466	31.0		6.39
37,234 – 47,055	74,467 – 94,110	33.0		6.58
47,056 – 78,850	94,111 – 131,450	34.3		6.71
78,851 – 164,550	131,451 – 200,300	37.3		7.03
164,551 – 357,700	200,301 – 357,700	42.3		7.64
Over 357,700	Over 357,700	44.3	[3]	7.92

[1]Based on 2008 federal and California tax rates. (State rates from 1% to 9.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.

[2]The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of February 28, 2009.
[3]The rate increases to 45.3% for taxable income over $1 million.

Summary investment portfolio, February 28, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

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Quality ratings*

Aaa/AAA	11.8%
Aa/AA	29.6
A/A	26.0
Baa/BBB	19.1
Below investment -grade	7.1
Short-term securities & other assets less liabilities	6.4

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 93.58%	(000)	(000)	assets

California - 89.33%
State issuers - 41.49%
Econ. Recovery Bonds:
Series 2008-B:
5.00% 2023 (put 2010) (1)	6,000	6,211
5.00% 2023 (1)	1,500	1,578
Series 2004-A, 5.00%-5.25% 2013-2016	9,130	9,781	1.11
Educational Facs. Auth., Rev. Bonds (Claremont McKenna College), Series 2009, 5.00% 2039	7,000	6,830	.43
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	7,061	.45
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,230	.39
Golden State Tobacco Securitization Corp.:
Tobacco Settlement Asset-backed Bonds, Series 2007-A-1:
4.50% 2027	11,280	8,414
5.00% 2033	25,675	15,992
Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A:
5.00% 2045	6,000	4,514
FGIC insured, 5.00% 2038	2,000	1,581	1.93
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (preref. 2013)	8,535	9,378	.59
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West):
Series 2004-I, 4.95% 2026	3,500	3,475
Series 2008-G, 5.50% 2025	3,500	3,424
Series 2008-K, 5.125% 2022	2,000	1,943
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West):
Series 2008-D, 5.50% 2031	7,275	6,700
Series 2008-B, 5.50% 2030	1,000	931	1.04
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	13,157
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	3,235	3,474	1.05
Housing Fin. Agcy.:
Home Mortgage Rev. Bonds, AMT:
Series 2007-E, 4.65% 2022	2,500	2,146
Series 2007-G, 5.50% 2042	2,375	2,284
Series I, 4.60% 2021	3,850	3,349
Series K, 4.55% 2021	2,500	2,160
Series 2006-M, 4.625%-5.00% 2026-2037	6,585	5,796
Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, MBIA insured, 5.10% 2012	85	85
Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, MBIA insured, 5.05% 2011	160	162	1.01
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A:
5.00% 2033	15,000	14,564
5.25% 2024-2025	4,000	4,184	1.18
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	6,700	5,654	.36
Pollution Control Fncg. Auth., Pacific Gas and Electric Co., AMT:
Pollution Control Rev. Ref. Bonds:
Series 2004-C, AMBAC/FGIC insured, 4.75% 2023	7,500	6,247
Series 2004-C, FGIC insured, 4.75% 2023	5,000	4,161
Series 2004-D, FGIC insured, 4.75% 2023	16,000	13,314
Rev. Ref. Bonds, Series 1996-A, MBIA insured, 5.35% 2016	6,000	5,772	1.86
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 1996-A, 5.90% 2014	2,075	2,131	.13
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	7,000	6,434	.41
Pollution Control Fncg. Auth., Waste Management, Inc. Project, AMT:
Solid Waste Disposal Rev. Ref. Bonds, Series 2002-A, 5.00% 2022	10,500	8,719
Solid Waste Disposal Rev. Bonds:
Series 2001-A, 5.125% 2031	2,000	1,836
Series 2002-B, 5.00% 2027	2,000	1,586
Series 2005-A, 4.70% 2025	2,250	2,110
Series 2005-C, 5.125% 2023	3,500	2,925	1.09
Public Works Board:
Lease Rev. Ref. Bonds:
Dept. of Corrections and Rehabilitation:
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II), Series 2005-J:
5.00% 2021	7,475	7,461
5.00% 2017	1,470	1,537
State Prison-Monterey County (Soledad II), Series 2006-F, FGIC insured, 5.25% 2019	3,000	3,121
Dept. of Corrections:
State Prison-Lassen County, Susanville, Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,537
Various State Prisons, Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,080
Lease Rev. Bonds, Dept. of Corrections, State Prison:
Imperial County, Series 1991-A, 6.50% 2017	1,000	1,179
Kern County at Delano II, Series 2003-C, 5.50% 2013	1,000	1,080	1.20
Regents of the University of California:
Limited Project Rev. Bonds, Series 2007-D, FGIC insured, 5.00% 2037	10,000	9,451
Public Works Board, Lease Rev. Ref. Bonds (Various University of California Projects), Series 2007-A, FGIC insured, 5.25% 2023	7,690	8,240
General Rev. Bonds, Series 2005-F, FSA insured, 5.00% 2015	1,500	1,651
Medical Center Pooled Rev. Bonds, Series 2007-C-2, MBIA insured, 1.497%-1.566% 2037-2043 (1)	18,000	7,835	1.72
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project):
Ref. Series 2008-A, 5.00% 2022	6,545	6,744
Ref. Series 2009-A, 5.00% 2023	7,230	7,362
Series 2008-B, 6.00% 2027	3,200	3,378	1.11
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037 (2)	9,500	5,997	.38
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005:
5.00% 2019	6,495	6,440
5.00% 2014-2027	11,325	10,778	1.09
Dept. of Water Resources, Power Supply Rev. Bonds:
Series 2008-H:
5.00% 2021	8,000	8,454
5.00% 2022	17,000	17,715
Series 2008-K, 5.00% 2018	8,500	9,323
Series 2002-A:
6.00% 2013	4,000	4,418
AMBAC insured, 5.50% 2015	2,000	2,147
MBIA insured, 5.50% 2011	1,000	1,071
Series 2005-F-3, 5.00% 2022	1,200	1,250
Series 2005-G-11, 5.00% 2018	1,000	1,097	2.87
Other securities		317,796	20.09
		656,435	41.49

City & county issuers - 47.84%
Adelanto Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2005-A, AMBAC insured, 12.00% 2034 (1) (3)	12,855	12,598	.80
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	7,186	.46
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds:
Series 2006-F:
5.00% 2017	6,000	6,720
5.00% 2018-2022	5,500	5,950
Series 2008-F-1, 5.00%-5.125% 2039-2047	6,000	5,736	1.16
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), AMT:
Series 1992-B, 5.00% 2027	10,945	9,532
Series 1992-D, 5.00% 2027	7,000	6,096
Series 1997-A, 4.90% 2023	3,000	2,751	1.16
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Ref. Bonds, Series 2007-A, FGIC insured, 5.00% 2032	7,225	7,127	.45
City of Los Angeles Harbor Dept., Rev. Ref. Bonds:
Series 2005-C-1, AMT, MBIA insured, 5.00% 2017	5,710	5,772
Series 2006-A, AMT, MBIA insured:
5.00% 2020	10,000	9,669
5.00% 2018	5,000	4,982
Series 2006-B, AMT, FGIC insured:
5.00% 2020	8,000	7,729
5.00% 2017	3,095	3,126
Series 2005-B, MBIA insured, 5.00% 2021	2,010	2,125	2.11
City of Los Angeles, Dept. of Water and Power:
Power System Rev. Bonds:
Series 2008-A:
Subseries A-1, 5.25% 2038	7,500	7,544
Subseries A-2, 5.25% 2032	9,000	9,059
Series 2001-A, Subseries A-1, 5.25% 2015	3,500	3,754
Series 2009-A, 5.00% 2027-2039	4,825	4,803
Water System Rev. Bonds, Series 2009-A, 5.375% 2038	7,000	7,098	2.04
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, FSA insured, 5.00% 2026	3,000	3,051	.19
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007:
5.00% 2027	12,000	8,512
5.00% 2017-2025	16,920	13,355	1.38
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC insured, 2.006% 2035 (1)	13,500	5,619	.36
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Ref.), Series 2008-A, 5.00% 2022	10,500	10,964	.69
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	5,675	6,345	.40
Washington Township Health Care Dist.:
Rev. and Ref. Bonds, Series 2007-A, 5.00% 2020-2037	13,640	11,312
Rev. Bonds, Series 1999, 5.00%-5.125% 2010-2023	6,060	5,983	1.09
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031 (preref. 2012)	5,000	5,724	.36
Other securities		556,656	35.19
		756,878	47.84

Puerto Rico - 3.84%
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	7,500	7,441	.47
Public Improvement G.O. Bonds, Series 2006-A, 5.25% 2022	2,000	1,802
Public Improvement G.O. Ref. Bonds:
Series 1998-B, MBIA insured, 5.75% 2009	4,575	4,623
Series 2002-A, XLCA insured, 5.50% 2017	5,075	4,926
Series 2006-B, 5.00% 2035	1,910	1,518	.81
Other securities		40,443	2.56
		60,753	3.84

Virgin Islands - 0.41%
Other securities		6,514	.41

Total bonds & notes (cost: $1,670,289,000)		1,480,580	93.58

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.58%	(000)	(000)	assets

Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Jewish Community Center of San Francisco), Series 2008, 0.45% 2031 (1)	10,110	10,110	.64
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-J, Subseries J-1, 0.35% 2018 (1)	800	800	.05
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 6/30/2009	20,000	20,190	1.28
Community Redev. Agcy. of the City of Los Angeles, Wilshire Station Apartments, AMT:
Demand Multi-family Housing Rev. Bonds, Series 2006-A, 0.70% 2038 (1)	5,100	5,100
Multi-family Housing Rev. Bonds, Series 2003-A, 0.70% 2038 (1)	10,400	10,400	.98
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.):
Series 1996-C, 0.38% 2026 (1)	7,200	7,200
Series 1996-E, 0.38% 2026 (1)	600	600
Series 1997-B, AMT, 0.54% 2026 (1)	200	200	.50
Orange County Sanitation Dist., Ref. Certs. of Part.:
Series 2000-A, 1.25% 2029 (1)	9,300	9,300
Series 2000-B, 1.25% 2030 (1)	4,300	4,300	.86
Commonwealth of Puerto Rico, Tax and Rev. Anticipation Notes, Series 2009-A, Subseries 2009-A-1, 3.00% 7/30/2009	10,000	10,100	.64
Other securities		10,030	.63

Total short-term securities (cost: $88,191,000)		88,330	5.58

Total investment securities (cost: $1,758,480,000)		1,568,910	99.16
Other assets less liabilities		13,197	.84

Net assets		$1,582,107	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $8,145,000, which represented .51% of the net assets of the fund.

(3) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $12,598,000, which represented .80% of the net assets of the fund.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,758,480)		$1,568,910
Cash		517
Receivables for:
Sales of fund's shares	$2,584
Interest	22,898	25,482
		1,594,909
Liabilities:
Payables for:
Purchases of investments	5,308
Repurchases of fund's shares	4,428
Dividends on fund's shares	1,737
Investment advisory services	434
Services provided by affiliates	805
Trustees' deferred compensation	73
Other	17	12,802
Net assets at February 28, 2009		$1,582,107

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,817,573
Undistributed net investment income		1,068
Accumulated net realized loss		(46,964)
Net unrealized depreciation		(189,570)
Net assets at February 28, 2009		$1,582,107

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (109,123 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$1,258,761	86,821	$14.50
Class B	16,470	1,136	14.50
Class C	101,640	7,010	14.50
Class F-1	128,366	8,854	14.50
Class F-2	4,668	322	14.50
Class R-5	72,202	4,980	14.50

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.06.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$43,506

Fees and expenses*:
Investment advisory services	$2,836
Distribution services	2,391
Transfer agent services	130
Administrative services	158
Reports to shareholders	39
Registration statement and prospectus	25
Postage, stationery and supplies	17
Trustees' compensation	(22)
Auditing and legal	10
Custodian	4
Federal and state income taxes	16
Other	34
Total fees and expenses before waiver	5,638
Less investment advisory services waiver	195
Total fees and expenses after waiver		5,443
Net investment income		38,063

Net realized loss and unrealized
depreciation on investments:
Net realized loss on investments		(39,586)
Net unrealized depreciation on investments		(129,115)
Net realized loss and
unrealized depreciation on investments		(168,701)
Net decrease in net assets resulting
from operations		$(130,638)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended February 28,	August 31,
	2009*	2008
Operations:
Net investment income	$38,063	$75,779
Net realized loss on investments	(39,586)	(6,693)
Net unrealized depreciation on investments	(129,115)	(48,653)
Net (decrease) increase in net assets resulting from operations	(130,638)	20,433

Dividends paid or accrued to
shareholders from net investment income	(37,753)	(75,148)

Net capital share transactions	(179,834)	214,064

Total (decrease) increase in net assets	(348,225)	159,349

Net assets:
Beginning of period	1,930,332	1,770,983
End of period (including undistributed
net investment income: $1,068 and $758, respectively)	$1,582,107	$1,930,332

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                              unaudited

1. Organization and significant accounting policies

Organization – The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the “fund”). The fund seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

The fund has six share classes, some of which are available only to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended February 28, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$1,884
Capital loss carryforwards*:
Expiring 2014	$(133)
Expiring 2015	(365)
Expiring 2016	(1,505)	(2,003)
Post-October capital loss deferrals (realized during the period November 1, 2007, through August 31, 2008)†		(5,375)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of February 28, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$23,919
Gross unrealized depreciation on investment securities	(212,700)
Net unrealized appreciation depreciation on investment securities	(188,781)
Cost of investment securities	1,757,691

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	Six months ended February 28, 2009	Year ended August 31, 2008
Class A	$29,985	$58,883
Class B	345	721
Class C	1,988	3,915
Class F-1	3,386	7,355
Class F-2*	65	-	†
Class R-5	1,984	4,274
Total	$37,753	$75,148

*Class F-2 was offered beginning August 1, 2008.
†Amount less than one thousand.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.18% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended February 28, 2009, total investment advisory services fees waived by CRMC were $195,000. As a result, the fee shown on the accompanying financial statements of $2,836,000, which was equivalent to an annualized rate of 0.347%, was reduced to $2,641,000, or 0.323% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2009, unreimbursed expenses subject to reimbursement totaled $2,092,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described on the previous page for the six months ended February 28, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$1,605	$128	Not applicable	Not applicable
Class B	88	2	Not applicable	Not applicable
Class C	513	Included in administrative services	$34	$2
Class F-1	185		74	4
Class F-2	Not applicable		1	-*
Class R-5	Not applicable		41	2
Total	$2,391	$130	$150	$8
*Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(22,000), shown on the accompanying financial statements, includes $13,000 in current fees (either paid in cash or deferred) and a net decrease of $35,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$-
Level 2 – Other significant observable inputs	1,556,312
Level 3 – Significant unobservable inputs	12,598
Total	$1,568,910

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended February 28, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 9/1/2008	$-
Net transfers into Level 3	12,598
Ending value at 2/28/2009	$12,598

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2009
Class A	$207,464	14,302	$21,954		1,539		$(333,548)	(23,572)	$(104,130)	(7,731)
Class B	1,433	101	264		19		(4,248)	(295)	(2,551)	(175)
Class C	15,973	1,098	1,507		105		(24,051)	(1,682)	(6,571)	(479)
Class F-1	30,722	2,156	2,654		186		(80,295)	(5,637)	(46,919)	(3,295)
Class F-2	6,007	418	40		2		(1,473)	(103)	4,574	317
Class R-5	8,336	572	1,100		77		(33,673)	(2,393)	(24,237)	(1,744)
Total net increase
(decrease)	$269,935	18,647	$27,519		1,928		$(477,288)	(33,682)	$(179,834)	(13,107)

Year ended August 31, 2008
Class A	$458,551	28,510	$42,787		2,676		$(332,350)	(20,673)	$168,988	10,513
Class B	3,274	203	531		33		(4,095)	(255)	(290)	(19)
Class C	32,828	2,042	2,926		183		(29,692)	(1,851)	6,062	374
Class F-1	96,595	6,009	5,454		341		(84,580)	(5,254)	17,469	1,096
Class F-2[2]	76	5	-	[3]	-	[3]	-	-	76	5
Class R-5	36,135	2,242	2,431		152		(16,807)	(1,047)	21,759	1,347
Total net increase
(decrease)	$627,459	39,011	$54,129		3,385		$(467,524)	(29,080)	$214,064	13,316

[1] Includes exchanges between share classes of the fund.
[2] Class F-2 was offered beginning August 1, 2008.
[3] Amount less than one thousand.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $105,793,000 and $285,385,000, respectively, during the six months ended February 28, 2009.

Financial highlights (1)

			(Loss) income from investment operations(2)				Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 2/28/2009	(5)	$15.79	$.33	$(1.29)		$(.96)	$(.33)	$ -	$(.33)	$14.50	(6.00)%	$1,259.63%			(6)	.61%	(6)	4.71%	(6)
Year ended 8/31/2008		16.26	.66	(.47)		.19	(.66)	-	(.66)	15.79	1.22	1,493.61				.58		4.16
Year ended 8/31/2007		16.75	.67	(.49)		.18	(.67)	-	(.67)	16.26	1.05	1,366.62				.59		4.01
Year ended 8/31/2006		16.88	.66	(.12)		.54	(.66)	(.01)	(.67)	16.75	3.28	1,070.63				.60		4.00
Year ended 8/31/2005		16.66	.67	.24		.91	(.67)	(.02)	(.69)	16.88	5.57	838.65				.62		4.02
Year ended 8/31/2004		16.20	.69	.46		1.15	(.69)	-	(.69)	16.66	7.22	622.70				.70		4.21
Class B:
Six months ended 2/28/2009	(5)	15.79	.28	(1.29)		(1.01)	(.28)	-	(.28)	14.50	(6.35)	16		1.38	(6)	1.36	(6)	3.96	(6)
Year ended 8/31/2008		16.26	.54	(.47)		.07	(.54)	-	(.54)	15.79	.46	21		1.36		1.33		3.41
Year ended 8/31/2007		16.75	.55	(.49)		.06	(.55)	-	(.55)	16.26	.31	22		1.37		1.34		3.27
Year ended 8/31/2006		16.88	.54	(.12)		.42	(.54)	(.01)	(.55)	16.75	2.52	23		1.39		1.36		3.25
Year ended 8/31/2005		16.66	.55	.24		.79	(.55)	(.02)	(.57)	16.88	4.79	23		1.40		1.38		3.28
Year ended 8/31/2004		16.20	.57	.46		1.03	(.57)	-	(.57)	16.66	6.45	24		1.45		1.45		3.46
Class C:
Six months ended 2/28/2009	(5)	15.79	.28	(1.29)		(1.01)	(.28)	-	(.28)	14.50	(6.37)	102		1.43	(6)	1.41	(6)	3.91	(6)
Year ended 8/31/2008		16.26	.54	(.47)		.07	(.54)	-	(.54)	15.79	.41	118		1.41		1.38		3.36
Year ended 8/31/2007		16.75	.54	(.49)		.05	(.54)	-	(.54)	16.26	.26	116		1.42		1.39		3.20
Year ended 8/31/2006		16.88	.53	(.12)		.41	(.53)	(.01)	(.54)	16.75	2.46	97		1.44		1.41		3.19
Year ended 8/31/2005		16.66	.53	.24		.77	(.53)	(.02)	(.55)	16.88	4.67	78		1.52		1.49		3.14
Year ended 8/31/2004		16.20	.55	.46		1.01	(.55)	-	(.55)	16.66	6.30	49		1.58		1.58		3.31
Class F-1:
Six months ended 2/28/2009	(5)	15.79	.33	(1.29)		(.96)	(.33)	-	(.33)	14.50	(6.04)	128.72			(6)	.69	(6)	4.62	(6)
Year ended 8/31/2008		16.26	.65	(.47)		.18	(.65)	-	(.65)	15.79	1.14	192.69				.65		4.08
Year ended 8/31/2007		16.75	.66	(.49)		.17	(.66)	-	(.66)	16.26	.98	180.69				.66		3.93
Year ended 8/31/2006		16.88	.65	(.12)		.53	(.65)	(.01)	(.66)	16.75	3.22	102.69				.66		3.91
Year ended 8/31/2005		16.66	.65	.24		.89	(.65)	(.02)	(.67)	16.88	5.44	42.77				.74		3.86
Year ended 8/31/2004		16.20	.67	.46		1.13	(.67)	-	(.67)	16.66	7.07	16.83				.83		4.04
Class F-2:
Six months ended 2/28/2009	(5)	15.79	.35	(1.29)		(.94)	(.35)	-	(.35)	14.50	(5.91)	5.44			(6)	.42	(6)	4.98	(6)
Period from 8/22/2008 to 8/31/2008		15.79	.02	-	(7)	.02	(.02)	-	(.02)	15.79	.09	-	(8)	.01		.01		.10
Class R-5:
Six months ended 2/28/2009	(5)	15.79	.35	(1.29)		(.94)	(.35)	-	(.35)	14.50	(5.92)	72.46			(6)	.44	(6)	4.86	(6)
Year ended 8/31/2008		16.26	.69	(.47)		.22	(.69)	-	(.69)	15.79	1.39	106.44				.41		4.33
Year ended 8/31/2007		16.75	.70	(.49)		.21	(.70)	-	(.70)	16.26	1.22	87.45				.42		4.18
Year ended 8/31/2006		16.88	.69	(.12)		.57	(.69)	(.01)	(.70)	16.75	3.45	61.47				.43		4.16
Year ended 8/31/2005		16.66	.70	.24		.94	(.70)	(.02)	(.72)	16.88	5.74	36.48				.45		4.19
Year ended 8/31/2004		16.20	.72	.46		1.18	(.72)	-	(.72)	16.66	7.40	15.53				.53		4.38

	Six months ended
	February 28,	Year ended August 31
	2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	7%	16%	8%	14%	11%	8%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.
(8) Amount less than $1 million.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008, through February 28, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2008	Ending account value 2/28/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$939.99	$2.93	.61%
Class A -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Class B -- actual return	1,000.00	936.50	6.53	1.36
Class B -- assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C -- actual return	1,000.00	936.25	6.77	1.41
Class C -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class F-1 -- actual return	1,000.00	939.63	3.32	.69
Class F-1 -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class F-2 -- actual return	1,000.00	940.88	2.02	.42
Class F-2 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-5 -- actual return	1,000.00	940.79	2.12	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.61	2.21	.44

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2009
(the most recent calendar quarter-end):
			Life
	1 year	5 years	of class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	−10.31%	−0.09%	2.96%
Not reflecting CDSC	−5.76	0.25	2.96

Class C shares — first sold 3/19/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	−6.72	0.18	1.83
Not reflecting CDSC	−5.81	0.18	1.83

Class F-1 shares[2] — first sold 3/20/01
Not reflecting annual asset-based fee charged
by sponsoring firm	−5.13	0.91	2.57

Class F-2 shares[2] — first sold 8/22/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	−6.49	[3]

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 and 25 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and
of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2009, portfolio of The Tax-Exempt Fund of California’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Fund of California files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
>The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-920-0409P

Litho in USA FRC/CG/8096-S16764

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

TEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Fund of California®
Investment portfolio

February 28, 2009
 unaudited

Bonds & notes — 93.58%	Principal amount (000)	Value (000)

CALIFORNIA — 89.33%
State issuers — 41.49%
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2012	$750	$740
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2013	1,000	974
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2014	500	480
Eastern Municipal Water Dist., Water and Sewer Rev. Certs. of Part., Series 2008-H, 5.00% 2033	4,000	3,847
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	1,000	1,064
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,050
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,975	2,148
Econ. Recovery Bonds, Series 2004-A, 5.25% 2014	4,155	4,519
Econ. Recovery Bonds, Series 2008-B, 5.00% 2023 (put 2010)[1]	6,000	6,211
Econ. Recovery Bonds, Series 2008-B, 5.00% 2023 (put 2011)[1]	1,500	1,578
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	5,390	5,318
Educational Facs. Auth., Rev. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	4,723
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2026	1,500	1,384
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	2,608
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	1,668
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,000	996
Educational Facs. Auth., Rev. Bonds (Claremont McKenna College), Series 2009, 5.00% 2039	7,000	6,830
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	995
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	5,000	3,172
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	4,654
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,605
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	847
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,140	1,252
Educational Facs. Auth., Rev. Bonds (Occidental College), Series 2008, 5.30% 2038	2,000	1,985
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	936
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	3,045
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	4,470	3,093
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,695
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2031	3,005	2,607
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035	4,000	3,358
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996, MBIA insured, 5.70% 2011	1,190	1,266
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	7,061
G.O. Bonds, XLCA insured, 5.00% 2014 (preref. 2012)	2,000	2,184
Various Purpose G.O. Bonds 5.00% 2024	2,000	1,973
Various Purpose G.O. Bonds 5.00% 2034	5,000	4,636
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	2,520	2,591
Veterans G.O. Bonds, Series BG, 4.95% 2010	1,175	1,189
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,230
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	4,000	3,067
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2011 (escrowed to maturity)	1,000	1,069
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2012 (escrowed to maturity)	1,500	1,633
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	8,535	9,378
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.75% 2039 (preref. 2013)	3,000	3,535
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, FGIC insured, 5.00% 2038	2,000	1,581
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, 5.00% 2045	6,000	4,514
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 4.50% 2027	11,280	8,414
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	25,675	15,992
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A, 5.00% 2017	1,000	982
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2016	2,500	2,529
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,006
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	1,937
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2035	3,000	2,381
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	3,500	3,475
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,424
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	2,000	1,943
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,000	931
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	7,275	6,700
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013 (escrowed to maturity)	2,000	2,026
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,000	4,081
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2001-C, 5.25% 2031	3,000	2,611
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	3,000	2,979
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2007-A, 4.75% 2033	3,000	2,341
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	3,000	3,158
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2008-A, 5.00% 2021	1,710	1,590
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2017	3,680	3,722
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2007-A, 5.00% 2042	3,000	2,605
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	4,000	4,067
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	13,157
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	3,235	3,474
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2006-M, AMT, 4.625% 2026	3,000	2,373
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2006-M, AMT, 5.00% 2037	3,585	3,423
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-E, AMT, 4.65% 2022	2,500	2,146
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-G, AMT, 5.50% 2042	2,375	2,284
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.60% 2021	3,850	3,349
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series K, AMT, 4.55% 2021	2,500	2,160
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, MBIA insured, 5.10% 2012	85	85
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, MBIA insured, 5.05% 2011	160	162
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	15,000	14,564
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,099
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,085
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev. Bonds,
Series 2003-A, FSA insured, 5.25% 2014 (preref. 2013)	1,500	1,724
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2014	2,200	2,401
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2015	1,000	1,090
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	4,000	4,334
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2036	3,000	2,808
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC insured, 5.00% 2015	1,000	1,081
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC insured, 5.00% 2022	1,000	1,010
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Independent System Operator Corp. Project), Series 2008-A, 5.00% 2013	2,000	2,182
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Independent System Operator Corp. Project), Series 2008-A, 5.00% 2014	5,000	5,475
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	970
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,388
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	2,766
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	1,959
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	2,318
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.375% 2031	530	351
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	637
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,387
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	1,952
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022	1,395	1,121
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	3,707
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.00% 2016	1,290	1,143
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	1,000	712
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	1,750	1,114
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2043[2]	1,750	1,167
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2048[2]	1,500	981
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	804
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	834
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	817
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	2,000	1,252
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,000	893
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023	1,500	1,303
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	6,700	5,654
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	3,000	2,457
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 1.591% 2019[1]	5,000	2,656
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC/FGIC insured, 4.75% 2023	7,500	6,247
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, FGIC insured, 4.75% 2023	5,000	4,161
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	16,000	13,314
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, MBIA insured, 5.35% 2016	6,000	5,772
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 1996-A, 5.90% 2014	2,075	2,131
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project),
BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	7,000	6,434
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001-A, AMT, 5.125% 2031 (put 2014)	2,000	1,836
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	2,000	1,586
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	2,250	2,110
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-C, AMT, 5.125% 2023	3,500	2,925
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-A, AMT, 5.00% 2022	10,500	8,719
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County),
Series 1991-A, 6.50% 2017	1,000	1,179
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2013	1,000	1,080
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC insured, 5.25% 2019	3,000	3,121
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2017	1,470	1,537
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	7,475	7,461
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,537
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,080
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2015	1,000	1,060
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2016	2,735	2,869
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2021	2,000	1,990
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	1,000	1,065
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,109
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project),
Series 2006-E, 5.00% 2027	2,275	2,237
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	1,770
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project),
Series 2005-K, 5.00% 2018	3,000	3,075
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project),
Series 2005-K, 5.00% 2024	1,715	1,653
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California,
Various University of California Projects), Series 2007-A, FGIC insured, 5.25% 2023	7,690	8,240
Regents of the University of California, General Rev. Bonds, Series 2005-F, FSA insured, 5.00% 2015	1,500	1,651
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC insured, 5.00% 2037	10,000	9,451
Regents of the University of California, Medical Center Pooled Rev. Bonds,
Series 2007-C-2, MBIA insured, 1.497% 2037[1]	10,000	4,475
Regents of the University of California, Medical Center Pooled Rev. Bonds,
Series 2007-C-2, MBIA insured, 1.566% 2043[1]	8,000	3,360
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	4,870	4,861
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	1,905
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	6,000	4,352
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2027	2,000	1,393
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2008-A, 5.00% 2022	6,545	6,744
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2009-A, 5.00% 2023	7,230	7,362
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project),
Series 2008-B, 6.00% 2027	3,200	3,378
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	3,000	3,242
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	1,450	1,566
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	1,555	1,680
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.), MBIA insured, 5.50% 2011	1,000	1,019
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	5,125	4,586
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	9,500	5,997
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2014	2,000	2,123
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2016	2,000	2,101
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2023	3,000	3,033
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2003, 5.25% 2023	2,000	1,935
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 4.50% 2013	4,000	4,025
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2028	1,000	861
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2037	3,500	2,832
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego),
Series 2006-A, MBIA insured, 5.00% 2020	4,440	4,067
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	2,100	2,100
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments),
Issue 1999-D, 5.20% 2029 (put 2009)	1,440	1,440
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	4,000	2,577
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	4,000	2,351
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	6,000	3,678
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	2,500	1,813
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039	3,200	1,907
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	5,000	3,630
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	6,800	4,859
Statewide Communities Dev. Auth., Rev. Bonds (Drew School), Series 2007, 5.30% 2037	1,065	609
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	4,090	4,214
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,440
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2020	2,535	2,470
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2027	4,700	4,094
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	4,095	3,655
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	1,000	767
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	4,682
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2018	4,250	4,385
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,544
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.625% 2033	3,000	1,761
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,552
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.75% 2026	2,000	1,388
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	5,500	3,421
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	2,903
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	3,850
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,327
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	862
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	2,326
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	1,000	751
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,400
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2006-A, 4.60% 2028	3,000	2,661
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Subseries 2003-A-3, 4.60% 2028	5,000	4,435
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,500	1,714
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017 (preref. 2012)	3,000	3,393
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013	4,000	4,418
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,147
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.50% 2011	1,000	1,071
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2022	1,200	1,250
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-11, 5.00% 2018	1,000	1,097
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2021	8,000	8,454
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2022	17,000	17,715
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-K, 5.00% 2018	8,500	9,323
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AE, 5.00% 2021	2,000	2,170
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AE, 5.00% 2028	2,000	2,029
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	335	373
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	15	17
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project),
Series X, FGIC insured, 5.50% 2017 (escrowed to maturity)	100	123
		656,435

City & county issuers — 47.84%
Adelanto Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2005-A, AMBAC insured, 12.00% 2034[1,3]	12,855	12,598
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.),
Series 2004-D, XLCA insured, 5.125% 2012	2,500	2,763
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-C, FSA insured, 0% 2022	2,000	920
Anaheim Public Fncg. Auth., Rev. Bonds (Anaheim Electric System Distribution), 5.00% 2022	1,535	1,624
Anaheim Public Fncg. Auth., Rev. Bonds (Anaheim Electric System Distribution), 5.00% 2026	2,260	2,292
Anaheim Public Fncg. Auth., Rev. Bonds (Anaheim Electric System Distribution), 5.00% 2027	1,380	1,386
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties),
Series 2004-C, MBIA insured, 5.00% 2023	1,000	1,034
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	7,186
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.70% 2010	1,260	1,265
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2027	1,540	980
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	3,165	2,805
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 5.50% 2009	2,400	2,443
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	3,500	3,361
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	2,645	2,086
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2027	3,500	2,512
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	2,660	1,752
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,400	1,186
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,000	741
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	4,170	3,222
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	3,445	2,992
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.00% 2009	4,600	4,621
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	1,000	990
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2018	2,215	2,034
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,533
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	3,088
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2017	6,000	6,720
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2018	3,500	3,861
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2022	2,000	2,089
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.00% 2039	4,000	3,832
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.125% 2047	2,000	1,904
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.00% 2022 (preref. 2012)	1,500	1,677
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,001
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	3,830	3,752
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2023	1,180	1,063
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,340
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	3,235	2,966
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	2,115	1,614
Calleguas — Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project),
Series 2003-B, MBIA insured, 5.25% 2020	1,565	1,653
Capistrano Unified School Dist., Community Facs. Dist. No. 90-2 (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 6.00% 2033	1,200	993
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC insured, 5.00% 2016	2,120	2,062
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC insured, 5.00% 2023	2,000	1,800
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds,
Series 2005-A, 5.00% 2022	1,000	776
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.25% 2026	1,620	1,208
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.30% 2036	1,475	972
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2021	1,055	835
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2022	1,110	861
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2023	1,165	888
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2024	1,220	913
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2030	3,675	2,540
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 4.50% 2035	2,810	1,622
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023	815	775
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030	3,750	3,415
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	990	717
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,370	955
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond Ref. Program),
Series 1998-A, MBIA insured, 6.25% 2011	1,000	1,059
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	1,045
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016	75	83
Chino Basin Regional Fncg. Auth., Rev. Bonds (Inland Empire Utilities Agcy.),
Series 2008-A, AMBAC insured, 5.00% 2026	2,000	2,005
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds,
Series 2006, 5.125% 2036	15	9
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	10,945	9,532
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	7,000	6,096
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	2,751
County of Contra Costa Public Fncg. Auth., Lease Rev. Bonds (Medical Center Ref.),
Series 2007-B, MBIA insured, 5.00% 2017	5,000	5,504
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.75% 2027	1,000	667
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	1,100	663
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	2,500	1,544
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,126
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	966
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,319
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	3,150	2,059
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds,
Series 2001, 5.25% 2016 (preref. 2011)	4,000	4,362
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Ref. Bonds,
Series 2007-A, FGIC insured, 5.00% 2032	7,225	7,127
Eastern Municipal Water Dist. (Riverside County), Water and Sewer Rev. Certs. of Part.,
Series 2006-A, MBIA insured, 5.00% 2016	1,500	1,684
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	995	906
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011 (preref. 2009)	565	592
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	385	405
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II),
Series 2002, 6.30% 2032 (preref. 2011)	4,000	4,546
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.125% 2026	1,090	766
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,615	1,076
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,000	747
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Bonds, Series 2006, 5.00% 2036	4,000	2,344
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,553
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	2,759
Fullerton School Dist. (Orange County), 2002 Election G.O. Bonds, Series A, FGIC insured, 5.375% 2017	2,340	2,528
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry),
RADIAN insured, 5.00% 2016	4,780	4,532
Grossmont Healthcare Dist. (San Diego County), G.O. Bonds, 2006 Election, Series 2007-A, AMBAC insured, 5.00% 2019	2,460	2,633
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park),
Series 2004-A, 6.375% 2039	3,935	2,904
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2026	1,500	1,066
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2031	2,000	1,321
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.125% 2041	3,800	2,395
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-B, 5.85% 2041	1,150	771
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.60% 2037	1,590	1,057
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.75% 2047	1,845	1,215
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2027	1,605	1,125
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2032	1,005	663
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 5.00% 2047	3,000	2,089
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026	1,000	852
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016	1,730	1,632
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2018	345	312
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2019	365	324
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2022	410	342
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.25% 2036	1,800	1,342
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	4,500	3,464
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	1,855
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.10% 2022	1,000	763
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2030	1,195	824
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2035	1,225	806
City of Lake Elsinore, Community Facs. Dist. No. 2005-2 (Alberhill Ranch), Special Tax Bonds (Improvement Area A),
Series 2005-A, 5.45% 2036	3,000	2,028
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2002, 6.375% 2032	3,500	2,816
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2006, 5.00% 2026	1,500	1,095
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
Series 2003, MBIA insured, 5.25% 2018	1,935	2,043
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.25% 2020	1,110	831
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.30% 2026	2,680	1,784
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	3,555	4,258
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034 (preref. 2013)	890	1,061
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,221
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2016	2,950	2,611
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	4,755
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017	750	859
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.50% 2009	2,000	2,013
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.75% 2013	2,500	2,576
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2011	2,800	2,889
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	1,500	1,548
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2015	1,000	1,019
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	1,000	1,024
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2020	3,000	2,840
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2016	4,380	4,389
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.25% 2020	1,000	813
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.00% 2024	3,000	2,248
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.50% 2027	2,000	1,515
Long Beach Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2008-A, 5.00% 2025	4,065	4,192
City of Los Angeles Harbor Dept., Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,370	1,726
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.00% 2021	2,010	2,125
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, MBIA insured, 5.00% 2017	5,710	5,772
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	5,000	4,982
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2020	10,000	9,669
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2017	3,095	3,126
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2020	8,000	7,729
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	3,500	3,754
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-1, 5.25% 2038	7,500	7,544
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-2, 5.25% 2032	9,000	9,059
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2027	1,500	1,514
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2028	1,835	1,838
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2039	1,490	1,451
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	7,000	7,098
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.125% 2027	2,005	2,006
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2015	1,000	1,055
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,450	1,417
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,595	1,537
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2024	3,250	3,092
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,539
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series 2007-A, FGIC insured, 5.00% 2021	3,000	3,155
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016 (preref. 2011)	2,000	2,205
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2001-B, FSA insured, 5.25% 2017	3,530	3,820
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds,
Series 2008-A, AMT, 5.50% 2022	5,000	4,974
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2016	1,780	1,828
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2018	1,400	1,397
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2022	2,610	2,475
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2024	2,920	2,669
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 4.875% 2027	1,200	1,131
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	3,143
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	490	448
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,199
Los Angeles County Public Works Fncg. Auth., Lease Rev. Bonds (Calabasas Landfill Project),
Series 2005, AMBAC insured, 5.00% 2022	3,440	3,509
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14 Rev. Bonds),
Series 2005-B, FGIC insured, 5.00% 2020	1,000	1,015
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2016 (preref. 2013)	1,000	1,154
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	535	618
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	465	537
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-G, AMBAC insured, 5.00% 2016	1,000	1,123
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2021	3,500	3,676
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.25% 2022	2,000	2,110
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2034	4,000	3,856
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2020	1,000	1,038
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2022	1,275	1,301
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2023	1,725	1,747
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2025	3,000	2,997
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Figueroa Plaza),
Series 2007-B-1, FGIC insured, 5.00% 2023	3,965	3,974
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Real Property), Series 2008-B, 5.00% 2038	3,000	2,841
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, 2008 Authorization, Series A, 5.00% 2034	3,000	3,016
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A, 5.375% 2013	4,000	4,340
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.25% 2015	1,500	1,618
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-B, 5.00% 2015	2,000	2,244
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	2,530	2,762
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2018 (preref. 2011)	1,000	1,092
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015	1,300	1,488
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,104
Monrovia Redev. Agcy., Tax Allocation Notes (Central Redev. Project, Project Area No. 1), Issue of 2007, 4.40% 2012	2,000	1,900
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	3,950	2,414
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds
(Improvement Area No. 1), 5.10% 2026	1,355	977
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds
(Improvement Area No. 1), 5.20% 2035	1,810	1,188
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds, Series 2000, FSA insured, 0% 2015	2,300	1,899
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, MBIA insured, 5.00% 2023	2,000	1,702
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2032 (preref. 2010)	2,400	2,597
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.125% 2018	1,180	1,077
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,194
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	840
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	1,750	1,403
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	779
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	3,703
County of Orange, Irvine Coast Assessment Dist. No. 88-1, Limited Obligation Improvement Bonds,
Series 1998-A, 5.25% 2009	670	674
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	1,000	773
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	1,115	827
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, FSA insured, 5.00% 2026	3,000	3,051
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,285
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,379
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,456
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2035	2,000	1,238
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	3,000	1,904
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	2,000	1,139
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.00% 2019	675	528
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.10% 2021	620	463
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.15% 2022	915	671
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.25% 2024	1,015	726
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.35% 2030	1,740	1,153
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.40% 2035	1,755	1,118
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2009	1,320	1,335
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2010	1,715	1,752
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.75% 2015	2,050	2,081
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.25% 2036	5,000	3,306
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.00% 2019	1,000	820
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,040	818
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.25% 2027	1,000	716
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	1,000	664
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2027	565	393
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2037	1,120	698
City of Rancho Mirage Joint Powers Fncg. Auth., Rev. Bonds (Eisenhower Medical Center), Series 2007-A, 5.00% 2027	6,280	5,523
Community Facs. Dist. No. 1 (Santa Fe Valley) of the Rancho Santa Fe Community Services Dist., Special Tax Bonds,
Series 2007, 5.25% 2030	3,000	2,090
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2020	2,000	2,260
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	457
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,037
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	3,110	2,385
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	683
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	1,714
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	2,933
Riverside County Public Fncg. Auth., Certs. of Part. (Air Force Village West, Inc.), 5.40% 2009	255	257
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects),
Series 2005-A, XLCA insured, 5.00% 2023	2,000	1,763
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2020	2,050	2,061
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2021	2,885	2,857
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2020	805	652
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2021	855	674
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.00% 2011 (preref. 2009)	607	632
City of Roseville, Water Utility Rev. Certs. of Part., Series 2007, MBIA insured, 5.00% 2022	1,000	1,031
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	836
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2018	5,000	4,101
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2020	2,000	1,607
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	3,833
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,000	2,240
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2025	1,000	738
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2027	12,000	8,512
County of Sacramento, Airport System Rev. Bonds, Series 2008-B, AMT, FSA insured, 5.75% 2024	1,940	1,926
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2015 (preref. 2012)	1,115	1,242
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016 (preref. 2012)	1,170	1,303
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013	665	668
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	490
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,194
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2015 (preref. 2011)	1,000	1,096
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	2,715	2,976
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, FSA insured, 5.25% 2016	470	515
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.),
Series 2007-B, FGIC insured, 2.006% 2035[1]	13,500	5,619
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40 and
41 2007 Water System Project), Series 2007-B, FGIC insured, 2.026% 2034[1]	5,000	2,388
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,873
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,000	1,000
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,304
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,546
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC insured, 0% 2021	2,500	1,335
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	4,504
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
AMBAC insured, 5.00% 2018	1,450	1,496
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Ref. Series 2009-A, 5.25% 2038	1,000	1,003
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,430
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,466
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,031
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	802
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	1,614
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	2,673
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998),
Series E, FSA insured, 5.25% 2015	1,000	1,088
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, AMBAC insured, 5.00% 2019	1,000	962
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 32-F, FGIC insured, 5.25% 2018	2,500	2,719
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	5,000	5,036
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	3,554
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2019	2,195	2,194
County of San Joaquin, Certs. of Part. (County Administration Building), Series 2007, MBIA insured, 5.00% 2024	3,370	3,266
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2011 (escrowed to maturity)	1,500	1,455
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)	4,000	3,536
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	2,910
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	3,252
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2022	5,000	4,857
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017	1,120	1,212
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020	1,000	1,073
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.30% 2012	325	327
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.65% 2022	1,490	1,493
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, MBIA insured, 4.54% 2018	3,000	2,920
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2018	2,500	2,464
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	2,000	1,869
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010	1,090	1,099
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, MBIA insured, 0% 2035	5,000	927
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, MBIA insured, 5.125% 2018	2,700	3,032
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.25% 2028	2,000	2,040
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.00% 2033	1,000	967
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.00% 2036	5,000	4,812
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured, 5.50% 2017 (escrowed to maturity)	2,500	3,053
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds,
Series 1994-A, MBIA insured, 6.25% 2019	1,000	1,141
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Ref.), Series 2008-A, 5.00% 2022	10,500	10,964
Santa Clara Valley Transportation Auth., 2000 Measure A Sales Tax Rev. Ref. Bonds,
Series 2007-A, AMBAC insured, 5.00% 2027	3,000	3,024
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds, Series B, FGIC insured, 0% 2016	1,500	1,154
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 5.375% 2018 (preref. 2013)	1,005	1,162
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 6.00% 2030 (preref. 2013)	1,170	1,384
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,511
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds,
Series 2003, 6.00% 2033	1,000	752
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County),
FGIC insured, 5.25% 2021	2,000	2,206
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	826
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	615
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	989
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project),
Series 1997-A, 5.95% 2011	740	742
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A, FSA insured, 5.375% 2011	1,600	1,641
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC insured, 5.00% 2019	1,015	976
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC insured, 5.00% 2020	2,025	1,905
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC insured, 5.00% 2022	2,300	2,095
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	4,295
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds
(Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	803
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,506
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,648
City of Stockton, Arch Road East Community Facs. Dist. No. 99-02, Special Tax Bonds, Series 2007, 5.875% 2037	6,000	4,198
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,113
Sweetwater Auth., San Diego County, Water Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2016	2,825	3,073
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.80% 2026	1,165	937
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2027	570	398
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2037	935	586
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	5,675	6,345
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 6.00% 2022	2,600	2,639
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	906
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	1,500	1,128
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	5,855	3,867
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-B, 5.125% 2027	4,605	3,041
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center),
Series 2007, 6.00% 2037	1,485	1,190
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018	675	661
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	376
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2020	1,305	1,256
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,399
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,511
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	1,615
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,249
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2037	5,500	4,282
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010	1,210	1,230
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013	1,100	1,113
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018	2,750	2,727
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023	1,000	913
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011	1,510	1,503
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,685	1,663
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, MBIA insured, 5.25% 2016	1,270	1,395
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031 (preref. 2012)	5,000	5,724
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2038	1,200	743
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.05% 2038	5,185	3,237
		756,878

PUERTO RICO — 3.84%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, ASSURED GUARANTY insured, 5.00% 2028	3,000	2,772
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	680	711
Electric Power Auth., Power Rev. Bonds, Series TT, 5.00% 2017	2,500	2,408
Electric Power Auth., Power Rev. Bonds, Series WW, 5.50% 2020	5,000	4,948
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, 1.662% 2031[1]	5,000	2,450
Government Dev. Bank, Series 2006-B, 5.00% 2015	1,000	953
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	1,675	1,628
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	4,200	3,930
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,000	1,066
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	7,500	7,441
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1993-A, AMT, 6.30% 2023	995	444
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010	1,000	1,015
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series J, 5.00% 2028 (put 2012)	2,800	2,715
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 5.50% 2012	3,580	3,624
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,000	4,680
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	1,250	1,150
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,129
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	198
Public Improvement G.O. Bonds, Series 2006-A, 5.25% 2022	2,000	1,802
Public Improvement G.O. Ref. Bonds, Series 1998-B, MBIA insured, 5.75% 2009	4,575	4,623
Public Improvement G.O. Ref. Bonds, Series 2002-A, XLCA insured, 5.50% 2017	5,075	4,926
Public Improvement G.O. Ref. Bonds, Series 2006-B, 5.00% 2035	1,910	1,518
Public Improvement G.O. Ref. Bonds, Series 2006-B, 5.00% 2035 (preref. 2016)	3,090	3,622
		60,753

VIRGIN ISLANDS — 0.41%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	500	505
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,011
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.30% 2011	2,000	2,013
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-E, 5.75% 2013	1,595	1,562
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.00% 2013	1,450	1,423
		6,514

Total bonds & notes (cost: $1,670,289,000)		1,480,580

Short-term securities — 5.58%

Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Jewish Community Center of San Francisco),
Series 2008, 0.45% 2031[1]	10,110	10,110
Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-A, 0.45% 2036[1]	1,840	1,840
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Orange County Performing Arts Center),
Series 2008-A, 0.45% 2034[1]	400	400
Health Facs. Fncg. Auth. Hospital Rev. Bonds (Adventist Health System/West), Series 2002-A, 0.45% 2025[1]	390	390
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-J, Subseries J-1, 0.35% 2018[1]	800	800
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2008-C, 0.45% 2034[1]	1,100	1,100
Statewide Communities Dev. Auth., Rev. Bonds (North Peninsula Jewish Campus), Series 2004, 0.45% 2034[1]	1,300	1,300
City of Irvine, Assessment Dist. No. 93-14, Limited Obligation Improvement Bonds, 0.45% 2025[1]	5,000	5,000
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 6/30/2009	20,000	20,190
Community Redev. Agcy. of the City of Los Angeles, Demand Multi-family Housing Rev. Bonds
(Wilshire Station Apartments), Series 2006-A, AMT, 0.70% 2038[1]	5,100	5,100
Community Redev. Agcy. of the City of Los Angeles, Multi-family Housing Rev. Bonds (Wilshire Station Apartments),
Series 2003-A, AMT, 0.70% 2038[1]	10,400	10,400
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, 0.38% 2026[1]	7,200	7,200
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-E, 0.38% 2026[1]	600	600
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, 0.54% 2026[1]	200	200
Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-A, 1.25% 2029[1]	9,300	9,300
Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-B, 1.25% 2030[1]	4,300	4,300
Commonwealth of Puerto Rico, Tax and Rev. Anticipation Notes, Series 2009-A, Subseries 2009-A-1, 3.00% 7/30/2009	10,000	10,100

Total short-term securities (cost: $88,191,000)		88,330

Total investment securities (cost: $1,758,480,000)		1,568,910
Other assets less liabilities		13,197

Net assets		$1,582,107

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,145,000, which represented .51% of the net assets of the fund.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $12,598,000, which represented .80% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-920-0409O-S15821

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: May 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: May 8, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: May 8, 2009